Goodwill and intangible assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
12. Goodwill and intangible assets

	December 31,
	2012				2013
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net
Goodwill	$544	(544)	-	-	$544	(544)	-	-
Goodwill Eclat acquisition	18,491	-	-	18,491	18,491	-	-	18,491
Total Goodwill	$19,035	$(544)	$-	$18,491	$19,035	$(544)	$-	$18,491
In-progess R&D	47,309	-	(7,170)	40,139	47,309	-	(7,170)	40,139
License	1,973	(523)		1,450	-	-		-
Total Intangible assets	$49,282	$(523)	$(7,170)	$41,589	$47,309	$-	$(7,170)	$40,139

See note 2 – Business combinations.